Partners' Capital (Narrative) (Details) - USD ($)							3 Months Ended		12 Months Ended
	Dec. 03, 2015	Nov. 30, 2015	Aug. 21, 2015	Jul. 31, 2015	Jul. 21, 2015	Jul. 01, 2015	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2016	Oct. 04, 2016	Jan. 01, 2016	Dec. 31, 2015
Schedule of Partners' Capital [Line Items]
Percentage of membership interest acquired			100.00%			100.00%
Class A Units [Member]
Schedule of Partners' Capital [Line Items]
Total Cash Distribution									$ 10,000,000
Class A distributions declared per unit (in dollars per share)									$ 0.9138
Class C Units [Member]
Schedule of Partners' Capital [Line Items]
Units exchange (in shares)							16,410,780		16,410,780
Total Cash Distribution									$ 57,000,000
Common unit, issuance value (in dollars per share)												$ 38.5856
Term of trading periods									5 days
Eligible distribution per unit (in dollars per share)							$ 0.8682		$ 0.8682
Distribution made to limited partner other certain allocation percentage							1.00%		1.00%
Common Units [Member]
Schedule of Partners' Capital [Line Items]
Partners' capital account, converted units (in shares)				79,308
Common units issued (in shares)					5,500,000			2,263,158
Gross proceeds from issuance of common units in private placement					$ 214,000,000		$ 71,000,000
Limited partner interest, units outstanding (in shares)							98,181,046		98,181,046			87,365,706
Public sale of units, amount authorized										$ 400,000,000
Common units issued in connection with the ATM (in shares)							2,840,399
Payments of commissions							$ 1,000,000
Remaining available amount to be sold							$ 328,000,000		$ 328,000,000
Common Units [Member] | Class A Units [Member]
Schedule of Partners' Capital [Line Items]
Partners' capital account, converted units (in shares)				79,308
Subordinated Units-Affiliated [Member]
Schedule of Partners' Capital [Line Items]
Partners' capital account, converted units (in shares)				10,939,436
Subordinated Units-Affiliated [Member] | Class A Units [Member]
Schedule of Partners' Capital [Line Items]
Partners' capital account, converted units (in shares)				10,939,436
Common Units - Public [Member]
Schedule of Partners' Capital [Line Items]
Limited partner interest, units outstanding (in shares)							52,430,220		52,430,220			49,588,960
Parent Company [Member]
Schedule of Partners' Capital [Line Items]
Percentage of membership interest acquired									39.90%
Parent Company [Member] | Common Units [Member]
Schedule of Partners' Capital [Line Items]
Partners' capital account, converted units (in shares)		10,939,436
Common units issued (in shares)	24,052,631
Gross proceeds from issuance of common units in private placement	$ 685,000,000
Parent Company [Member] | Subordinated Units-Affiliated [Member]
Schedule of Partners' Capital [Line Items]
Partners' capital account, converted units (in shares)		10,939,436
Aloha Petroleum Ltd [Member] | Class C Units [Member]
Schedule of Partners' Capital [Line Items]
Limited partner interest, units outstanding (in shares)											5,242,113
Subsidiaries [Member] | Class C Units [Member]
Schedule of Partners' Capital [Line Items]
Limited partner interest, units outstanding (in shares)											11,168,667
ETP Merger [Member]
Schedule of Partners' Capital [Line Items]
Units exchange (in shares)						21,000,000
Common Units Affiliated [Member]
Schedule of Partners' Capital [Line Items]
Common units outstanding (in shares)							45,750,826		45,750,826
Class C Units [Member]
Schedule of Partners' Capital [Line Items]
Units exchange (in shares)											16,410,780